Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2055 Fund

June 30, 2020

AFF55-QTLY-0820
1.927047.109

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 9/3/20 to 9/10/20 (a)
(Cost $1,009,702)	1,010,000	1,009,744
	Shares	Value

Domestic Equity Funds - 52.0%
Fidelity Advisor Series Equity Growth Fund (b)	2,930,480	$47,473,778
Fidelity Advisor Series Growth Opportunities Fund (b)	2,108,749	33,170,615
Fidelity Advisor Series Small Cap Fund (b)	1,915,010	20,165,052
Fidelity Series All-Sector Equity Fund (b)	2,008,152	19,418,835
Fidelity Series Commodity Strategy Fund (b)	4,631,438	17,784,722
Fidelity Series Large Cap Stock Fund (b)	4,909,452	69,075,984
Fidelity Series Large Cap Value Index Fund (b)	640,644	7,040,674
Fidelity Series Opportunistic Insights Fund (b)	2,272,016	43,759,021
Fidelity Series Small Cap Opportunities Fund (b)	2,019,425	24,697,571
Fidelity Series Stock Selector Large Cap Value Fund (b)	4,109,672	42,740,589
Fidelity Series Value Discovery Fund (b)	3,759,487	43,986,002
TOTAL DOMESTIC EQUITY FUNDS
(Cost $355,860,925)		369,312,843

International Equity Funds - 40.8%
Fidelity Series Canada Fund (b)	1,697,923	16,198,189
Fidelity Series Emerging Markets Fund (b)	1,250,719	10,693,644
Fidelity Series Emerging Markets Opportunities Fund (b)	5,038,930	96,596,285
Fidelity Series International Growth Fund (b)	2,968,077	50,872,836
Fidelity Series International Small Cap Fund (b)	901,942	14,413,029
Fidelity Series International Value Fund (b)	6,050,157	50,881,823
Fidelity Series Overseas Fund (b)	4,911,667	50,688,399
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $275,694,809)		290,344,205

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (b)	472,057	4,234,353
Fidelity Series Floating Rate High Income Fund (b)	95,474	822,983
Fidelity Series High Income Fund (b)	563,213	4,973,169
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,350,394	14,111,618
Fidelity Series International Credit Fund (b)	26,067	266,927
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,558,826	16,196,202
Fidelity Series Real Estate Income Fund (b)	299,010	2,888,434
TOTAL BOND FUNDS
(Cost $41,663,370)		43,493,686

Short-Term Funds - 1.0%
Fidelity Cash Central Fund 0.12% (c)	1,427,063	1,427,349
Fidelity Series Government Money Market Fund 0.25% (b)(d)	4,241,268	4,241,268
Fidelity Series Short-Term Credit Fund (b)	128,830	1,316,641
TOTAL SHORT-TERM FUNDS
(Cost $6,946,603)		6,985,258
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $681,175,409)		711,145,736
NET OTHER ASSETS (LIABILITIES) - 0.0%		(211,180)
NET ASSETS - 100%		$710,934,556

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1	Sept. 2020	$49,285	$(38)	$(38)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	13	Sept. 2020	2,008,630	(59,160)	(59,160)
ICE E-mini MSCI EAFE Index Contracts (United States)	9	Sept. 2020	800,280	(26)	(26)
					(59,186)
TOTAL FUTURES CONTRACTS					$(59,224)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $713,817.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$720
Total	$720

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$35,430,218	$3,517,852	$2,571,177	$--	$124,455	$10,972,430	$47,473,778
Fidelity Advisor Series Growth Opportunities Fund	22,869,943	2,299,909	1,752,885	--	65,948	9,687,700	33,170,615
Fidelity Advisor Series Small Cap Fund	15,070,858	1,444,634	284,367	--	14,879	3,919,048	20,165,052
Fidelity Series All-Sector Equity Fund	15,543,866	1,105,465	841,475	--	(170,662)	3,781,641	19,418,835
Fidelity Series Canada Fund	11,495,621	2,864,718	52,125	--	(10,391)	1,900,366	16,198,189
Fidelity Series Commodity Strategy Fund	19,435,487	1,152,944	3,620,682	--	(1,091,143)	1,908,116	17,784,722
Fidelity Series Emerging Markets Debt Fund	3,666,378	207,954	64,531	56,621	1,103	423,449	4,234,353
Fidelity Series Emerging Markets Fund	6,848,582	2,385,970	108,536	--	(4,963)	1,572,591	10,693,644
Fidelity Series Emerging Markets Opportunities Fund	64,104,304	17,183,648	978,399	--	(55,356)	16,342,088	96,596,285
Fidelity Series Floating Rate High Income Fund	738,252	46,055	15,612	9,443	16	54,272	822,983
Fidelity Series Government Money Market Fund 0.25%	17,416,116	2,777,881	15,952,729	11,168	--	--	4,241,268
Fidelity Series High Income Fund	4,472,076	252,982	78,062	69,919	1,099	325,074	4,973,169
Fidelity Series Inflation-Protected Bond Index Fund	12,449,254	2,545,193	1,333,390	7,020	6,928	443,633	14,111,618
Fidelity Series International Credit Fund	247,355	1,837	--	1,837	--	16,239	266,927
Fidelity Series International Growth Fund	48,743,741	1,648,644	8,045,288	--	333,281	8,192,458	50,872,836
Fidelity Series International Small Cap Fund	11,650,965	680,483	247,626	--	19,559	2,309,648	14,413,029
Fidelity Series International Value Fund	43,608,174	2,213,324	2,826,914	--	(193,966)	8,081,205	50,881,823
Fidelity Series Large Cap Stock Fund	57,573,265	2,970,184	1,519,532	--	(119,157)	10,171,224	69,075,984
Fidelity Series Large Cap Value Index Fund	6,016,237	254,820	108,350	--	(4,444)	882,411	7,040,674
Fidelity Series Long-Term Treasury Bond Index Fund	14,209,861	3,290,260	927,689	311,452	148,173	(524,403)	16,196,202
Fidelity Series Opportunistic Insights Fund	33,504,927	3,866,841	2,179,644	--	(70,552)	8,637,449	43,759,021
Fidelity Series Overseas Fund	40,426,611	3,985,248	1,986,524	--	(153,993)	8,417,057	50,688,399
Fidelity Series Real Estate Income Fund	2,419,316	153,912	48,919	39,192	(3,857)	367,982	2,888,434
Fidelity Series Short-Term Credit Fund	1,224,166	51,008	2,033	7,592	(37)	43,537	1,316,641
Fidelity Series Small Cap Opportunities Fund	19,062,767	1,981,094	352,041	--	12,697	3,993,054	24,697,571
Fidelity Series Stock Selector Large Cap Value Fund	35,558,943	2,086,863	650,541	--	(3,061)	5,748,385	42,740,589
Fidelity Series Value Discovery Fund	36,731,477	1,709,606	1,136,874	--	20,619	6,661,174	43,986,002
Total	$580,518,760	$62,679,329	$47,685,945	$514,244	$(1,132,825)	$114,327,828	$708,708,643

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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